Note 18 - Segmented Information (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
2017	FirstService Residential	FirstService Brands	Corporate	Consolidated

Revenues	$1,174,332	$531,124	$-	$1,705,456
Depreciation and amortization	21,794	20,244	11	42,049
Goodwill impairment charge	-	6,150	-	6,150
Operating earnings (loss)	77,569	46,655	(16,597)	107,627
Other income, net				1,520
Interest expense, net				(9,867)
Income taxes				(22,607)
Net earnings				$76,673

Total assets	$403,408	$425,912	$8,413	$837,733
Total additions to long lived assets	47,227	53,321	-	100,548
2016	FirstService Residential	FirstService Brands	Corporate	Consolidated

Revenues	$1,112,820	$370,069	$-	$1,482,889
Depreciation and amortization	20,924	15,982	63	36,969
Operating earnings (loss)	62,539	41,173	(13,162)	90,550
Other expense, net				232
Interest expense, net				(9,152)
Income taxes				(27,387)
Net earnings				$54,243

Total assets	$371,780	$393,321	$5,863	$770,964
Total additions to long lived assets	25,039	114,178	-	139,217

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	2017	2016

United States
Revenues	$1,610,068	$1,393,950
Total long-lived assets	469,919	420,087

Canada
Revenues	$95,388	$88,939
Total long-lived assets	40,901	40,277

Consolidated
Revenues	$1,705,456	$1,482,889
Total long-lived assets	510,820	460,364